Intangible assets, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

5	Intangible assets, net

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Software	129,543	-	-
Total	129,543	-	-
Less: accumulated amortization	(62,613)	-	-
Net book value	66,930	-	-

Amortization expense for the six months ended June 30, 2026 was S$12,954 (US$10,010). As of June 30, 2026, all intangible assets had been fully written off, and a loss on write-off of intangible assets of S$53,976 was recognized during the period.